EVENTS AFTER THE REPORTING DATE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
EVENTS AFTER THE REPORTING DATE
EVENTS AFTER THE REPORTING DATE

NOTE 11: — EVENTS AFTER THE REPORTING DATE

a.	In July 2023 the Company announced and implemented an operational efficiency and cost reduction restructuring plan. These cost-savings initiatives and efficiencies included reducing headcount by approximately 50 employees, or about 13% of the team. This cost reduction plan is intended to manage the Company’s operating expense in response to market conditions and ongoing business prioritization efforts.
b.	During August 2023 the Company issued 59,368 Ordinary shares to an airline as part of the DACC (see Note 5c).

NOTE 26: — EVENTS AFTER THE REPORTING DATE

a.	On January 25, 2023 the Company closed the Transactions contemplated by the BCA (see Note 1d).
b.	At the end of January 2023, the Israeli subsidiary fully repaid a term loan borrowed in October 2022 from an Israeli bank (see Note 14).

In February 2023, the Israeli subsidiary terminated a loan facility established with an Israeli bank in April 2022 (see Note 14). The pledges for the benefit of the bank in respect of this facility are in process of removal.